JPMorgan Equity Premium Income Fund Average Annual Total Returns - R5 R6 Shares [Member]		12 Months Ended	46 Months Ended	60 Months Ended	76 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	13.16%	14.53%	13.68%
ICE BOFA 3-MONTH US TREASURY BILL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	3.05%	2.47%	2.43%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent		12.54%		8.92%	9.02%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.58%		9.00%	9.12%
Performance Inception Date	Aug. 31, 2018
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.47%		5.00%	5.27%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.62%		5.19%	5.37%